Mortgage Servicing Rights - Changes in Fair Value of Capitalized MSRs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transfers and Servicing of Financial Assets [Abstract]
Balance at beginning of period	$ 2,791	$ 2,645	$ 2,591
Rights purchased	20	8	13
Rights capitalized	559	397	445
Rights sold	5	(27)
Changes in fair value of MSRs
Due to fluctuations in market interest rates	(390)	98	(23)
Due to revised assumptions or models	23	56	18
Other changes in fair value	(462)	(386)	(399)
Balance at end of period	$ 2,546	$ 2,791	$ 2,645